Fair value of Financial Instruments (As Restated)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value of Financial Instruments (As Restated)

Note 6. Fair Value of Financial Instruments

Recurring Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its financial assets that are measured at fair value on a recurring basis (in thousands):

				Significant
		Quoted prices in	Significant other	unobservable
		active markets	observable inputs	inputs
As of December 31, 2024	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$44,426	$44,426	$—	$—
Total cash equivalents	$44,426	$44,426	$—	$—
Marketable securities:
Commercial paper	$1,494	$—	$1,494	$—
U.S. Treasuries	61,857	—	61,857	—
U.S. Government agency bonds	93,978	—	93,978	—
Corporate bonds	75,084	—	75,084	—
Total marketable securities	232,413	—	232,413	—
Total financial assets	$276,839	$44,426	$232,413	$—

				Significant
		Quoted prices in	Significant other	unobservable
		active markets	observable inputs	inputs
As of December 31, 2023	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$155,367	$155,367	$—	$—
Commercial paper	1,996	—	1,996	—
U.S. Treasuries	4,897	—	4,897	—
Total cash equivalents	$162,260	$155,367	$6,893	$—
Marketable securities:
Commercial paper	$51,498	$—	$51,498	$—
U.S. Government agency bonds	28,398	—	28,398	—
Corporate bonds	67,006	—	67,006	—
Total marketable securities	146,902	—	146,902	—
Total financial assets	$309,162	$155,367	$153,795	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.

Cash equivalents and marketable securities classified as Level 2 financial assets are initially valued at their purchase price and subsequently valued at the end of each reporting period utilizing third party pricing services or other observable data. The pricing services utilize industry standard valuation methods, including both income and market-based approaches, and observable market inputs to determine the fair value. These observable market inputs include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids, offers, current spot rates, and other industry and economic events.

Nonrecurring Fair Value Measurements

In the second quarter of 2023, the Company received 1.0 million ordinary shares in UltraDx under the UltraDx Agreement (refer to Note 3 - Revenue and Related Matters). As UltraDx is a privately held entity, there is minimal market activity or other financial information available to determine the fair value of UltraDx’s shares and therefore this investment is considered a Level 3 financial asset.

Pursuant to ASC 321 - Investments - Equity Securities, the Company uses the measurement alternative for equity investments without readily determinable fair values and recognizes its equity investment in UltraDx at cost, less any impairment, and adjusted for any observable price changes in orderly transactions. The ordinary shares received were valued at $0.8 million upon receipt, primarily using the third-party purchase price of similar interests issued during UltraDx’s financing that closed in the second quarter of 2023. Changes in the inputs and assumptions used would have resulted in a higher or lower fair value measurement.

The Company’s non-marketable equity investment in UltraDx contains certain restrictions related to the sale or transfer of the securities. The restrictions are in place indefinitely and cannot lapse. No adjustment to the fair value was required as a result of adopting ASU 2022-03 on January 1, 2024.

During the year ended December 31, 2024, the Company did not record adjustments to the fair value of its non-marketable equity investment. To date, the cumulative fair value adjustments have not been material. As of both December 31, 2024 and December 31, 2023, the carrying value of the Company’s Level 3 financial asset was $0.8 million and is included in other non-current assets on the Consolidated Balance Sheets. Refer to Note 20 - Variable Interest Entities for the Company’s evaluation under the VIE guidance of investments in other entities.

Other Fair Value Disclosures

During the years ended December 31, 2024 and 2023, the Company did not transfer financial assets between levels of the fair value hierarchy. Additionally, there have been no changes to the valuation techniques for Level 2 or Level 3 financial assets.